Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long Term Investments [Abstract]
Schedule of Long Term Investments
	Equity investments accounted for using the equity method(ii)	Equity investments without readily determinable fair value(i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2024	162,430	91,981	254,411
Additions	-	19,500	19,500
Decrease	-	(444)	(444)
Share of loss in equity method investees	(5,742)	-	(5,742)
Impairment	-	(10,425)	(10,425)
Exchange difference	87	-	87
Balance as of December 31, 2024	156,775	100,612	257,387

	Equity investments accounted for using the equity method(ii)	Equity investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2025	156,775	100,612	257,387	36,806
Additions	150,000	6,000	156,000	22,308
Decrease	(149,972)	(234)	(150,206)	(21,479)
Share of gain in equity method investees	8,712	-	8,712	1,246
Exchange difference	(632)	-	(632)	(91)
Balance as of December 31, 2025	164,883	106,378	271,261	38,790

(i)

Cost-method investments include the following items:

In 2020, the Company invested RMB5,000 for 1.70% equity interest in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. During the year ended December 31, 2023, the Company received principal refund of RMB444 and share of gain of RMB77, respectively. During the year ended December 31, 2024, the Company received principal refund of RMB444.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd.(“Liujiaoshou”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Liujiaoshou, a full impairment loss of RMB2,925 was applied against the investment.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP (“Valley Hongyuan”) for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP. In the year ended December 31, 2024, based on the financial conditions and operating performances in Valley Hongyuan, a full impairment loss of RMB2,000 was applied against the investment.

On December 9, 2022, the Company invested RMB5,000 for 1.12% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP (“Chengdu Tianfu”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. After a series of capital change, the Company’s equity interest in Chengdu Tianfu was changed to 0.9823% as of December 31, 2025. During the year ended December 31, 2025, the Company received principal refund of RMB7.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd.(“Banyou”) for its 7.6923% equity interest. On July 3, 2023, the Company signed a purchase agreement with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”) to purchase 11.5385% equity interest of Banyou for a consideration of RMB37,500. Together with the newly acquired equity interest, the Company holds in total of 19.2308% equity interest in Banyou, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 19, 2023, the Company fully paid RMB37,500 to Qingdao LP.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023 and April 21, 2025, the Company invested RMB3,500 and RMB5,000 in Hainan Jiuhe, respectively. After a series of capital change, the Company’s equity interest in Hainan Jiuhe was change to 5.296% in Hainan Jiuhe. During the year ended December 31, 2025, the Company received principal refund of RMB227.

On June 19, 2023, the Company invested RMB1,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. (“Mengxiang Zhixing”) for its 5% equity interest. On March 6, 2024, the Company entered into an agreement to further invest RMB4,000 in Mengxiang Zhixing and after this investment, the Company holds total 14.5% equity interest in Mengxiang, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 20, 2024, the Company paid RMB4,000 to Mengxiang Zhixing. In the year ended December 31, 2024, based on the financial conditions and operating performances in Mengxiang Zhixing, a full impairment loss of RMB5,000 was applied against the investment.

On August 15, 2023, the Company invested RMB500 in Zhejiang Yuanlai Spacetime Cultural Technology Co., Ltd. (“Yuanlai Spacetime”) for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Yuanlai Spacetime, a full impairment loss of RMB500 was applied against the investment.

On March 12, 2024, the Company entered into an equity purchase agreement with Qingdao LP for a consideration of RMB13,500 to purchase 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd (“Zhange”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 14, 2024, the Company paid RMB13,500 to Qingdao LP.

On December 23, 2024, the Company invested RMB2,000 in Shenzhen Leyishang E-commerce Co., Ltd (“Shenzhen Leyishang”) for its 10% equity interest. On June 18, 2025, the Company further invested RMB1,000 in Shenzhen Leyishang for its 2.25% equity interest and after this investment, the Company holds total 12.25% equity interest in Shenzhen Leyishang. The Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)

Equity investments include the following items:

On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao LP, which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of (loss) gain of RMB (30,666), RMB (1,169) and RMB 9,356 (US$1,338) for the year ended December 31, 2023, 2024 and 2025, respectively. Qingdao LP entered liquidation and refunded RMB149,972 to the Company for the year ended December 31, 2025.

On September 6, 2023, the Company signed a share purchase agreement to invest up to US$3,000 (RMB21,384) into DVCC TECHNOLOGY L.L.C (“DVCC”) for its 30% equity interest, the investment will be paid in two tranches (a) US$1,000 will be paid in five days after the completion of the corresponding condition is completed; (b)US$2,000 no later than ten days after the completion of the corresponding condition. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of loss of RMB739, RMB4,573 and RMB425 (US$61) for the year ended December 31, 2023, 2024 and 2025, respectively.

On July 8, 2025, the Company signed a share purchase agreement to invest up to RMB150,000 for 83.28% equity interest of Nanjing Haihonghui Venture Capital Investment Fund Partnership (Limited Partnership) (“Nanjing Haihonghui”). For the year ended December 31, 2025, the Company have paid RMB150,000. The Company owns 83.28% equity interest of Nanjing Haihonghui, but the executive general partner is the one who controls daily operation in Nanjing Haihonghui. The Company considers that it has significant influence but not control over Nanjing Haihonghui. The Company recorded shares of loss RMB219 (US$31) for the year ended December 31, 2025.